SCHEDULE OF DERIVATIVE INSTRUMENTS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liabilities	2,955,700	4,193,434	210,493
Total	$ 2,955,700	$ 4,193,434	$ 210,493